SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENTED INFORMATION	12. SEGMENTED INFORMATION The Company’s business is considered as operating in one segment, being the development of software and hardware for use in digital media kiosks.